Vanguard® Extended Duration Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	2/15/42	51,313	34,195
United States Treasury Strip Coupon	0.000%	5/15/42	54,425	36,078
United States Treasury Strip Coupon	0.000%	8/15/42	78,164	51,436
United States Treasury Strip Coupon	0.000%	11/15/42	54,434	35,680
United States Treasury Strip Coupon	0.000%	2/15/43	55,500	36,131
United States Treasury Strip Coupon	0.000%	5/15/43	77,938	50,526
United States Treasury Strip Coupon	0.000%	8/15/43	54,809	35,326
United States Treasury Strip Coupon	0.000%	11/15/43	53,063	34,068
United States Treasury Strip Coupon	0.000%	2/15/44	66,562	42,548
United States Treasury Strip Coupon	0.000%	5/15/44	51,067	32,567
United States Treasury Strip Coupon	0.000%	8/15/44	45,388	28,857
United States Treasury Strip Coupon	0.000%	11/15/44	52,600	33,290
United States Treasury Strip Coupon	0.000%	2/15/45	51,467	32,468
United States Treasury Strip Coupon	0.000%	5/15/45	55,937	35,201
United States Treasury Strip Coupon	0.000%	8/15/45	52,471	32,889
United States Treasury Strip Coupon	0.000%	11/15/45	49,990	31,209
United States Treasury Strip Coupon	0.000%	2/15/46	51,373	31,956
United States Treasury Strip Coupon	0.000%	5/15/46	51,226	31,768
United States Treasury Strip Coupon	0.000%	8/15/46	51,319	31,641
United States Treasury Strip Coupon	0.000%	11/15/46	50,630	31,205
United States Treasury Strip Coupon	0.000%	2/15/47	50,080	30,760
United States Treasury Strip Coupon	0.000%	5/15/47	51,432	31,570
United States Treasury Strip Coupon	0.000%	8/15/47	54,065	33,051
United States Treasury Strip Coupon	0.000%	11/15/47	55,178	33,581
United States Treasury Strip Coupon	0.000%	2/15/48	54,511	33,141
United States Treasury Strip Coupon	0.000%	5/15/48	50,820	30,857
United States Treasury Strip Coupon	0.000%	8/15/48	53,187	32,062
United States Treasury Strip Coupon	0.000%	11/15/48	51,862	31,328
United States Treasury Strip Coupon	0.000%	2/15/49	48,623	29,273
United States Treasury Strip Coupon	0.000%	5/15/49	54,289	32,569
United States Treasury Strip Coupon	0.000%	8/15/49	56,550	33,714
United States Treasury Strip Coupon	0.000%	11/15/49	55,012	32,805
United States Treasury Strip Coupon	0.000%	2/15/50	54,876	32,535
United States Treasury Strip Coupon	0.000%	5/15/50	53,585	31,540
United States Treasury Strip Coupon	0.000%	8/15/50	50,194	29,489
United States Treasury Strip Coupon	0.000%	11/15/50	43,004	25,178
United States Treasury Strip Coupon	0.000%	2/15/51	50,566	29,565
United States Treasury Strip Coupon	0.000%	5/15/51	4,886	2,843
United States Treasury Strip Coupon	0.000%	8/15/51	7,976	4,639
United States Treasury Strip Coupon	0.000%	11/15/51	790	460
United States Treasury Strip Principal	0.000%	2/15/42	48,945	33,527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Strip Principal	0.000%	5/15/42	50,234	34,191
	United States Treasury Strip Principal	0.000%	8/15/42	40,571	27,360
	United States Treasury Strip Principal	0.000%	11/15/42	47,002	31,524
	United States Treasury Strip Principal	0.000%	2/15/43	49,172	32,761
	United States Treasury Strip Principal	0.000%	5/15/43	33,889	22,454
	United States Treasury Strip Principal	0.000%	8/15/43	40,096	26,457
	United States Treasury Strip Principal	0.000%	11/15/43	49,528	32,534
	United States Treasury Strip Principal	0.000%	2/15/44	40,502	26,466
	United States Treasury Strip Principal	0.000%	5/15/44	35,930	23,385
	United States Treasury Strip Principal	0.000%	8/15/44	52,197	33,842
	United States Treasury Strip Principal	0.000%	11/15/44	45,868	29,624
	United States Treasury Strip Principal	0.000%	2/15/45	38,827	25,001
	United States Treasury Strip Principal	0.000%	5/15/45	47,798	30,710
	United States Treasury Strip Principal	0.000%	8/15/45	53,509	34,267
	United States Treasury Strip Principal	0.000%	11/15/45	50,833	32,474
	United States Treasury Strip Principal	0.000%	2/15/46	54,783	34,804
	United States Treasury Strip Principal	0.000%	5/15/46	51,384	32,504
	United States Treasury Strip Principal	0.000%	8/15/46	51,386	32,385
	United States Treasury Strip Principal	0.000%	11/15/46	51,125	32,217
	United States Treasury Strip Principal	0.000%	2/15/47	54,080	34,007
	United States Treasury Strip Principal	0.000%	5/15/47	48,940	30,729
	United States Treasury Strip Principal	0.000%	8/15/47	53,371	33,324
	United States Treasury Strip Principal	0.000%	11/15/47	51,569	32,053
	United States Treasury Strip Principal	0.000%	2/15/48	53,818	33,493
	United States Treasury Strip Principal	0.000%	5/15/48	51,875	32,240
	United States Treasury Strip Principal	0.000%	8/15/48	40,947	25,253
	United States Treasury Strip Principal	0.000%	11/15/48	41,088	25,449
	United States Treasury Strip Principal	0.000%	2/15/49	54,506	33,534
	United States Treasury Strip Principal	0.000%	5/15/49	51,592	31,624
	United States Treasury Strip Principal	0.000%	8/15/49	51,222	31,161
	United States Treasury Strip Principal	0.000%	11/15/49	53,386	32,432
	United States Treasury Strip Principal	0.000%	2/15/50	54,307	32,716
	United States Treasury Strip Principal	0.000%	5/15/50	66,213	39,469
	United States Treasury Strip Principal	0.000%	8/15/50	71,864	42,697
	United States Treasury Strip Principal	0.000%	11/15/50	52,350	30,993
	United States Treasury Strip Principal	0.000%	2/15/51	65,021	38,408
	United States Treasury Strip Principal	0.000%	5/15/51	81,206	48,032
	United States Treasury Strip Principal	0.000%	8/15/51	92,688	54,396
	United States Treasury Strip Principal	0.000%	11/15/51	78,942	46,193
Total U.S. Government and Agency Obligations (Cost $2,449,727)					2,566,689
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $259)	0.077%		2,585	259
Total Investments (100.0%) (Cost $2,449,986)					2,566,948
Other Assets and Liabilities—Net (0.0%)					(321)
Net Assets (100%)					2,566,627
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,566,689	—	2,566,689
Temporary Cash Investments	259	—	—	259
Total	259	2,566,689	—	2,566,948